A&D Mortgage Trust 2024-NQM1 ABS-15G

Exhibit 99.10

Field Label	Loans With Discrepancy	Total Times Compared	% Variance
ARInitialInterestRate	0	70	0%
MINNo	2	193	1.04%
B1FirstName	1	195	0.51%
ApplicationDate	7	194	3.61%
MortgageOriginationChannel	1	192	0.52%
SalesPrice	0	154	0%
RefinanceType	3	45	6.67%
PropertyZipCode	0	194	0%
LoanProgram	3	195	1.54%
LenderName	0	195	0%
NumberofUnits	1	195	0.51%
PropertyCounty	1	194	0.52%
PropertyState	0	194	0%
LoanPurpose	0	195	0%
NoteDate	1	192	0.52%
B1LastName	1	195	0.51%
PropertyAddress	0	194	0%
FirstPaymentDate	4	195	2.05%
OriginatorQMStatus	14	194	7.22%
InitialMonthlyPIOrIOPayment	0	195	0%
B1Citizen	0	195	0%
PropertyCity	0	194	0%
B2FirstName	0	34	0%
B2LastName	0	34	0%
PropertyType	0	123	0%
LoanAmount	0	123	0%
QualifyingLTV	3	139	2.16%
QualifyingCLTV	3	139	2.16%
DSCR	3	123	2.44%
QualifyingFICO	2	116	1.72%
PropertyValue	0	38	0%
UnderwritingGuidelineVersion	0	138	0%
FinalQualifyingPropertyValue	23	81	28.4%
ReviewedTotalDebtIncomeRatio	2	19	10.53%
LoanOriginationCompany	0	1	0%
QualifyingTotalDebtIncomeRatio	1	4	25%
PrimaryAppraisedPropertyValue	0	4	0%